LONG-TERM INCENTIVE COMPENSATION (Tables)	12 Months Ended
Dec. 30, 2017
Long-Term Incentive Compensation
Summary of stock-based compensation expense from continuing operations and the related recognized tax benefit
(In millions)	2017	2016	2015

Stock-based compensation expense	$30.2	$27.2	$26.3
Tax benefit	4.3	8.5	8.2

Schedule of weighted-average assumptions of options granted during the year
2016

Risk-free interest rate	1.75%
Expected stock price volatility	24.58%
Expected dividend yield	2.58%
Expected option term	6.5 years

Schedule of stock option activity

	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at December 31, 2016	1,115.2	$41.29	4.72	$32.8
Exercised	(571.6)	38.50

Outstanding at December 30, 2017	543.6	$44.22	4.94	$38.4
Options vested and expected to vest at December 30, 2017	527.4	43.30	4.83	37.7
Options exercisable at December 30, 2017	402.5	$33.79	3.72	$32.6

Performance Units (PUs)
Long-Term Incentive Compensation
Information related to awarded PUs

	Number of PUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 31, 2016	490.8	$58.47
Granted at target	164.4	82.15
Adjustment for above-target performance (1)	114.2	48.59
Vested	(231.5)	48.26
Forfeited/cancelled	(52.8)	66.08

Unvested at December 30, 2017	485.1	$68.15

(1)	Reflects adjustments for awards vesting based on above-target performance for the 2014-2016 performance period.

Market-leveraged stock units (MSUs)
Long-Term Incentive Compensation
Information related to awarded MSUs

	Number of MSUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 31, 2016	530.7	$62.09
Granted at target	123.7	91.40
Adjustments for above-target performance (1)	126.0	55.24
Vested	(342.0)	56.33
Forfeited/cancelled	(34.8)	71.15

Unvested at December 30, 2017	403.6	$70.07

(1)	Reflects adjustments for awards vesting based on above-target performance for each of the performance periods vesting in 2017.

Restricted Stock Units (RSUs)
Long-Term Incentive Compensation
Summary of information related to awarded RSUs

	Number of RSUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 31, 2016	117.7	$58.87
Granted	74.5	82.77
Vested	(47.6)	55.72
Forfeited/cancelled	(4.2)	59.53

Unvested at December 30, 2017	140.4	$72.62